Financial Instruments - Carrying Amount of Financing Liabilities (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 105,753,000	$ 46,542,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Carrying amount	180,643,000	88,540,000
Liquidity risk | Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about financial instruments [line items]
Carrying amount	66,631,000	31,023,000
Liquidity risk | Secured loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount	8,596,000
Liquidity risk | Subordinated unsecured loan
Disclosure of detailed information about financial instruments [line items]
Carrying amount	17,500,000
Liquidity risk | Balances of purchase payable, non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 13,026,000	$ 15,519,000